INCOME TAX (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Domestic Operations	$ (24,670,551)	$ (17,103,695)
Foreign Operations	(6,918,857)
Total	$ (31,589,408)	$ (17,103,695)